Pension Plans and Retiree Benefits	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Pension Plans and Retiree Benefits	Pension Plans and Retiree Benefits
The costs of the defined benefit and post-retirement benefit plans are based on Management's estimate of the future rate of return on the fair value of pension plan assets, salary escalations, mortality rates and other factors affecting the payment of future benefits.

In 2020, AltaGas made a voluntary change in accounting principle for calculating the market-related value of assets used in the determination of Washington Gas' net periodic pension and other post-retirement benefit plan costs. This change in accounting principle impacts the calculation of net periodic benefit cost recorded within the line item “other income” on the Consolidated Statements of Income. Refer to Note 2 for additional information.

Defined Contribution Plan

AltaGas has a defined contribution (DC) pension plan for substantially all employees. The pension cost recorded for the DC plan was $21 million for the year ended December 31, 2020 (2019 - $20 million).

Defined Benefit Plans

AltaGas has several defined benefit pension plans for unionized and non-unionized employees, including one in Canada (which is comprised of five divisions) and six in the United States. The plans in the United States include a qualified, trusteed, non-contributory defined benefit pension plan, and a non-funded defined benefit restoration plan maintained by Washington Gas.

The defined benefit plans are partially funded except for three of the divisions in Canada which are fully funded and one of the plans in the United States which is not funded.

AltaGas’ most recent actuarial valuation of the Canadian defined benefit plans for funding purposes was completed for the year ended December 31, 2019. AltaGas is required to file an actuarial valuation of its Canadian defined benefit plans with the pension regulators at least every three years. The next actuarial valuation for funding purposes is required to be completed as of a date no later than December 31, 2022, and will be filed with the pension regulators in 2023. Actuarial valuations for funding purposes are required annually for AltaGas’ U.S. defined benefit plans.

Supplemental Executive Retirement Plans (SERP)

AltaGas has non-registered, defined benefit plans that provide defined benefit pension benefits to eligible executives based on average earnings, years of service and age at retirement. The SERP benefits will be paid from the general revenue of the Corporation as payments come due or from the Rabbi Trusts funded as part of the WGL acquisition. Security will be provided for the SERP benefits through a letter of credit within a retirement compensation arrangement trust account.

Several executive officers of Washington Gas participate in a separate non-funded defined benefit SERP (a non-qualified pension plan). This defined benefit SERP was closed to new entrants beginning January 1, 2010.

Post-Retirement Benefit Plans

AltaGas has several post-retirement benefit plans for unionized and non-unionized employees, including one in Canada and four in the United States. The post-retirement benefit plan in Canada is limited to the payment of life insurance and an annual allocation to a Healthcare Spending Account (HSA). This benefit plan is not funded.
Post-retirement benefit plans in the United States provide certain medical, prescription drug, dental, and life insurance benefits to eligible retired employees, their spouses and covered dependents. Benefits are based on a combination of the retiree's age and years of service at retirement. For eligible Washington Gas retirees and dependents not yet receiving Medicare benefits, Washington Gas provides medical, prescription drug, and dental benefits through Preferred Provider Organization (PPO) or Health Maintenance Organization (HMO) plans, through the Washington Gas Light Company Retiree Medical Plan. For Medicare-eligible retirees age 65 and older and their dependents, eligible retirees and dependents participate in a tax-free Health Reimbursement Account (HRA) Plan. The HRA plan provides an annual subsidy to help purchase supplemental medical, prescription drug and dental coverage in the marketplace. One of these benefit plans is partially funded and three are fully funded.

Rabbi Trusts

Rabbi trusts of $28 million as at December 31, 2020 have been funded to satisfy the employee benefit obligations associated with WGL’s various pension plans (December 31, 2019 - $57 million). These balances are included in prepaid expenses and other current assets and long-term investments and other assets in the Consolidated Balance Sheets.
The following table summarizes the details of the defined benefit plans, including the SERP and post-retirement plans in Canada and the United States:

Year Ended December 31, 2020	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Projected benefit obligation (a)
Balance, beginning of year	$36	$2	$1,725	$428	$1,761	$430
Actuarial loss	1	—	137	32	138	32
Current service cost	3	—	27	9	30	9
Member contributions	—	—	—	2	—	2
Interest cost	1	—	60	15	61	15
Benefits paid	(4)	—	(82)	(24)	(86)	(24)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(25)	—	(25)	—
Foreign exchange translation	—	—	(41)	(10)	(41)	(10)
Balance, end of year	$37	$2	$1,800	$452	$1,837	$454

Plan assets
Fair value, beginning of year	$15	$—	$1,504	$906	$1,519	$906
Actual return on plan assets	1	—	275	157	276	157
Employer contributions	4	—	37	—	41	—
Member contributions	—	—	—	2	—	2
Benefits paid	(4)	—	(82)	(24)	(86)	(24)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(25)	—	(25)	—
Foreign exchange translation	—	—	(41)	(25)	(41)	(25)
Fair value, end of year	$16	$—	$1,667	$1,016	$1,683	$1,016
Funded status	$(21)	$(2)	$(133)	$564	$(154)	$562
(a) For post-retirement benefit plans, the projected benefit obligation represents the accumulated benefit obligation.

Year Ended December 31, 2019	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Projected benefit obligation (a)
Balance, beginning of year	$34	$2	$1,635	$458	$1,669	$460
Actuarial loss (gain)	2	—	182	(15)	184	(15)
Current service cost	3	—	24	9	27	9
Member contributions	—	—	—	2	—	2
Interest cost	1	—	68	19	69	19
Benefits paid	(4)	—	(77)	(24)	(81)	(24)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(24)	—	(24)	—
Other	—	—	—	1	—	1
Foreign exchange translation	—	—	(82)	(22)	(82)	(22)
Balance, end of year	$36	$2	$1,725	$428	$1,761	$430

Plan assets
Fair value, beginning of year	$14	$—	$1,354	$791	$1,368	$791
Actual return on plan assets	1	—	284	177	285	177
Employer contributions	4	—	39	—	43	—
Member contributions	—	—	—	2	—	2
Benefits paid	(4)	—	(77)	(23)	(81)	(23)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(25)	—	(25)	—
Foreign exchange translation	—	—	(70)	(41)	(70)	(41)
Fair value, end of year	$15	$—	$1,504	$906	$1,519	$906
Funded status	$(21)	$(2)	$(221)	$478	$(242)	$476
(a) For post-retirement benefit plans, the projected benefit obligation represents the accumulated benefit obligation.

For the year ended December 31, 2020, AltaGas' pension plans incurred actuarial losses primarily due to the decrease in discount rates, which were the result of a decline in high-quality corporate bond yield curves in the Canadian and U.S. markets. For the year ended December, 31, 2019, AltaGas' defined benefit plans incurred actuarial losses for the same reason as mentioned above. AltaGas' post-retirement benefits plans incurred actuarial gains primarily due to updated census data and assumptions related to the HRA, partially offset by the decrease in discount rates.

The following amounts were included in the Consolidated Balance Sheets:

	December 31, 2020			December 31, 2019
	Defined Benefit	Post- Retirement Benefits	Total	Defined Benefit	Post-Retirement Benefits	Total (a)
Prepaid post-retirement benefits	$—	$572	$572	$—	$487	$487
Accounts payable and accrued liabilities (a)	(9)	—	(9)	(26)	—	(26)
Future employee obligations	(145)	(10)	(155)	(216)	(11)	(227)
	$(154)	$562	$408	$(242)	$476	$234
(a) Account balances on the Consolidated Balance Sheets also include certain non-pension related amounts.
The accumulated benefit obligation for all defined benefit plans were:

As at	December 31, 2020		December 31, 2019
	Canada	United States	Canada	United States
Accumulated benefit obligation (a)	$36	$1,704	$35	$1,616
(a)Accumulated benefit obligation differs from projected benefit obligation in that it does not include an assumption with respect to future compensation levels.

For those pension plans where the projected benefit obligation exceeded the fair value of plan assets as at December 31, 2020, the cumulative obligation and asset balances were:

As at	December 31, 2020		December 31, 2019
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Projected benefit obligation	$1,824	$14	$1,757	$13
Plan assets	$1,670	$3	$1,515	$3

For those pension plans where the accumulated benefit obligation exceeded the fair value of plan assets as at December 31, 2020, the cumulative obligation and asset balances were:

As at	December 31, 2020		December 31, 2019
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Accumulated benefit obligation	$427	$14	$1,648	$13
Plan assets	$329	$3	$1,515	$3

The following amounts were recorded in other comprehensive income (loss) and have not yet been recognized in net periodic benefit cost:

Year Ended December 31, 2020	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Past service cost	$—	$—	$—	$(3)	$—	$(3)
Net actuarial gain (loss)	(9)	(1)	6	(8)	(3)	(9)
Recognized in AOCI pre-tax	$(9)	$(1)	$6	$(11)	$(3)	$(12)
Increase (decrease) by the amount included in deferred tax liabilities	2	—	(2)	3	—	3
Net amount in AOCI after-tax	$(7)	$(1)	$4	$(8)	$(3)	$(9)

Year Ended December 31, 2019	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Net actuarial gain (loss)	$(9)	$—	$(15)	$18	$(24)	$18
Recognized in AOCI pre-tax	$(9)	$—	$(15)	$18	$(24)	$18
Increase (decrease) by the amount included in deferred tax liabilities	2	—	7	(9)	9	(9)
Net amount in AOCI after-tax	$(7)	$—	$(8)	$9	$(15)	$9
The following amounts were recorded in a regulatory asset (liability) and have not yet been recognized in net periodic benefit cost:

Year Ended December 31, 2020	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service credit	$—	$—	$—	$(94)	$—	$(94)
Net actuarial loss (gain)	—	—	68	(241)	68	(241)
Recognized in regulatory asset (liability)	$—	$—	$68	$(335)	$68	$(335)

Year Ended December 31, 2019	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service cost (credit)	$—	$—	$1	$(105)	$1	$(105)
Net actuarial loss (gain)	—	—	127	(156)	127	(156)
Recognized in regulatory asset (liability)	$—	$—	$128	$(261)	$128	$(261)
The costs of the defined benefit and post-retirement benefit plans are based on Management's estimate of the future rate of return on the fair value of pension plan assets, salary escalations, mortality rates and other factors affecting the payment of future benefits.

The net pension expense by plan was as follows:

	Year Ended December 31, 2020
	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Current service cost (a)	$3	$—	$27	$9	$30	$9
Interest cost (b)	1	—	60	15	61	15
Expected return on plan assets (b) (c)	(1)	—	(81)	(40)	(82)	(40)
Amortization of past service credit (b)	—	—	—	(19)	—	(19)
Amortization of net actuarial loss (gain) (b) (c)	1	—	10	(5)	11	(5)
Plan settlements (b)	—	—	7	—	7	—
Net benefit cost (income) recognized	$4	$—	$23	$(40)	$27	$(40)
(a)Recorded under the line item “operating and administrative” expenses on the Consolidated Statements of Income.
(b)Recorded under the line item “other income” on the Consolidated Statements of Income.
(c)Includes the impact of the voluntary change in accounting principle implemented in 2020. Refer to Note 2 for additional information.

	Year Ended December 31, 2019
	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Current service cost (a)	$3	$—	$24	$9	$27	$9
Interest cost (b)	1	—	68	19	69	19
Expected return on plan assets (b)	(1)	—	(75)	(37)	(76)	(37)
Amortization of past service credit (b)	—	—	—	(22)	—	(22)
Amortization of net actuarial loss (b)	1	—	12	—	13	—
Plan settlements (b)	—	—	4	—	4	—
Other (b)	—	—	—	1	—	1
Net benefit cost (income) recognized	$4	$—	$33	$(30)	$37	$(30)
(a)Recorded under the line item “operating and administrative” expenses on the Consolidated Statements of Income.
(b)Recorded under the line item “other income” on the Consolidated Statements of Income.

The objective for fund returns, over three to five-year periods, is the sum of two components - a passive component, which is the benchmark index market returns for the asset mix in effect, plus the added value expected from active management. It is the Corporation’s belief that the potential additional returns justify the additional risk associated with active management. The risk inherent in the investment strategy over a market cycle (a three-to five-year period) is two-fold. There is a risk that the market returns, as measured by the benchmark returns, will not be in line with expectations. The other risk is that the expected added value of active management over passive management will not be realized over the time period prescribed in each fund manager's mandate. There is also the risk of annual volatility in returns, which means that in any one year the actual return may be very different from the expected return.

Cash and money market investments may be held from time to time as short-term investment decisions at the discretion of the fund manager(s) within the constraints prescribed by their mandate(s).

The Corporation's target asset mix for the Canadian plans is 45 percent to 55 percent fixed income assets. The target asset mix for SEMCO plans is 33 percent fixed income assets and for WGL plans is 50 percent to 70 percent fixed income assets. These objectives have taken into account the nature of the liabilities and the risk-reward tolerance of the Corporation.
The collective investment mixes for the plans are as follows as at December 31, 2020:

Canada	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$2	$2	$—	13
Canadian equities	3	3	—	19
Foreign equities	4	4	—	25
Fixed income	6	6	—	38
Real estate	1	—	1	5
	$16	$15	$1	100

United States	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$14	$14	$—	1
Canadian equities	1	1	—	—
Foreign equities (a)	357	357	—	13
Fixed income	1,002	129	873	37
Other (b)	23	—	23	1
Total investments in the fair value hierarchy	$1,397	$501	$896	52
Investments measured at net asset value using the NAV practical expedient (c)
Commingled funds (d)	$728			27
Private equity/limited partnership (e)	56			2
Pooled separate accounts (f)	32			1
Collective trust fund (g)	476			18
Total fair value of plan investments	$2,689			100
Net payable (h)	(6)			—
	$2,683			100
(a)Investments in foreign equities include U.S. and international securities.
(b)As at December 31, 2020, these investments consisted primarily of non-U.S. government bonds.
(c)In accordance with ASC Topic 820, these investments are measured at fair value using net asset value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.
(d)As at December 31, 2020, investments in commingled funds consisted of approximately 50 percent common stock of large-cap U.S. companies, 20 percent U.S. Government fixed income securities, and 30 percent corporate bonds for WGL’s post-retirement benefit plans.
(e)As at December 31, 2020, investments in a private equity/limited partnership consisted of common stock of international companies.
(f)As at December 31, 2020, investments in pooled separate accounts consisted of income producing properties located in the United States.
(g)As at December 31, 2020, investments in collective trust funds consisted primarily of 90 percent common stock of U.S, companies, 7 percent income producing properties located in the United States, and 3 percent short-term money market investments.
(h)As at December 31, 2020, this net payable primarily represents pending trades for investments purchased net of pending trades for investments sold and interest receivable.

Total	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$16	$16	$—	1
Canadian equities	4	4	—	—
Foreign equities (a)	361	361	—	13
Fixed income	1,008	135	873	37
Real estate	1	—	1	—
Other (b)	23	—	23	1
Total investments in the fair value hierarchy	$1,413	$516	$897	52
Investments measured at net asset value using the NAV practical expedient (c)
Commingled funds(d)	$728			27
Private equity/limited partnership (e)	56			2
Pooled separate accounts (f)	32			1
Collective trust fund (g)	476			18
Total fair value of plan investments	$2,705			100
Net payable (h)	(6)			—
	$2,699			100
(a)Investments in foreign equities include U.S. and international securities.
(b)As at December 31, 2020, these investments consisted primarily of non-U.S. government bonds.
(c)In accordance with ASC Topic 820, these investments are measured at fair value using net asset value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.
(d)As at December 31, 2020, investments in commingled funds consisted of approximately 50 percent common stock of large-cap U.S. companies, 20 percent U.S. Government fixed income securities, and 30 percent corporate bonds for WGL’s post-retirement benefit plans.
(e)As at December 31, 2020, investments in a private equity/limited partnership consisted of common stock of international companies.
(f)As at December 31, 2020, investments in pooled separate accounts consisted of income producing properties located in the United States.
(g)As at December 31, 2020, investments in collective trust funds consisted primarily of 90 percent common stock of U.S, companies, 7 percent income producing properties located in the United States, and 3 percent short-term money market investments.
(h)As at December 31, 2020, this net payable primarily represents pending trades for investments purchased net of pending trades for investments sold and interest receivable.

Year Ended December 31	2020		2019
Significant actuarial assumptions used in measuring net benefit plan costs	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Discount rate (%)	2.30 - 3.50	3.10 - 3.60	2.90 - 4.40	3.90 - 4.50
Expected long-term rate of return on plan assets (%) (a)	5.25 - 7.05	4.03 - 7.05	5.75 - 7.15	4.66 - 7.15
Rate of compensation increase (%)	2.75 - 4.00	3.50	2.75 - 4.10	4.10
Average remaining service life of active employees (years)	10.2	13.0	9.0	13.2
(a)Only applicable for funded plans

As at December 31	2020		2019
Significant actuarial assumptions used in measuring benefit obligations	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Discount rate (%)	1.90 - 2.80	2.50 - 2.90	2.90 - 3.50	3.10 - 3.60
Rate of compensation increase (%)	1.73 - 3.93	2.50 - 3.00	2.75 - 4.00	3.50

The expected rate of return on assets is based on the current level of expected returns on risk free investments, the historical level of risk premium associated with other asset classes in which the portfolio is invested, and the expectations for future returns of each asset class. The expected return for each asset class was then weighted based on the target asset allocation to develop the expected rate of return on assets assumption for the portfolio.

The discount rate is based on yields available on high-quality long-term corporate bonds, with maturities matching the estimated timing and amount of expected benefit payments.

The estimates for health care benefits take into consideration increased health care benefits due to aging and cost increases in the future. The assumed health care cost trend rate used to measure the expected cost of benefits for the next year was between 2.2 and 6.0 percent. The health care cost trend rates were assumed to decline to between 2.2 and 4.5 percent by 2027.
The following table shows the expected cash flows for defined benefit pension and other post-retirement plans:

	Defined Benefit	Post-Retirement Benefits
Expected employer contributions:
2021	$16	$—
Expected benefit payments:
2021	$90	$25
2022	$91	$22
2023	$88	$22
2024	$89	$21
2025	$90	$21
2026 - 2030	$466	$110